Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents (in dollars)	$ 155,974	$ 391
Prepaid expenses and other current assets (in dollars)	1,982	563
Accounts payable (in dollars)	1,740	1,076
Accrued expenses (in dollars)	1,168	764
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	35,000,000
Common stock, shares issued	29,587,258	2,123,388
Common stock, shares outstanding	29,587,258	2,123,388
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
NPM
Cash and cash equivalents (in dollars)		12
Prepaid expenses and other current assets (in dollars)		485
Accounts payable (in dollars)		499
Accrued expenses (in dollars)		$ 312